Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Deep Buffer ETF - December | FT Vest U.S. Equity Deep Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	16.94%	(7.08%)	8.08%